Annual Total Returns - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Brokerage and Investment Management Portfolio - Select Brokerage and Investment Management Portfolio
Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	(9.71%)
Annual Return 2016	6.70%
Annual Return 2017	29.94%
Annual Return 2018	(15.02%)
Annual Return 2019	31.60%
Annual Return 2020	22.58%
Annual Return 2021	40.61%
Annual Return 2022	(17.53%)
Annual Return 2023	27.75%
Annual Return 2024	35.74%